UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices)--(Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports wit the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

September 30, 2017

Volumetric Fund, Inc.

   A No-Load Mutual Fund

Third Quarter

Report 2017

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) per share has advanced 11.3% in 2017, as of September 30th. This includes a 3.9% advance during the third quarter. Overall, as of September 30, 2017, our NAV closed at $21.45, up from the June 30, 2017 NAV of $20.64. Our cash position at the end of the quarter was 14.7%.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $323,784, as of September 30, 2017 (see Volumetric Index Table on page 2). This is equivalent to a 9.3% compounded growth rate since the Fund’s first full year of operation in 1979.

PORTFOLIO REVIEW (unaudited)

At the end of the third quarter we had 71 securities in our portfolio. The average security was up 37.3%, with 61 gainers and 10 losers. As of September 30, our best percentage gainer was Brink’s Co., a security & protection service company, which more than doubled, with a 276% unrealized gain. Our worst percentage performer was Walgreens Boots Alliance Inc.,   a pharmaceutical retailer, with a 4.6% unrealized loss. During the third quarter we purchased 21 stocks and sold 26 stocks, as indicated below.

 Purchases: Air Products & Chemicals, Apogee Enterprises Inc., Church & Dwight Co Inc., Costco Wholesale Corp., General Dynamics Corp., Green Plains Inc., Intel Corp., ITT Inc., Johnson & Johnson, Macy's Inc., McKesson Corp., Molson Coors Brewing Co., Netapp Inc., Newmont Mining Corp., Quanta Services Inc., Salesforce.com Inc., Snap-On Inc., Stanley Black & Decker Inc., Texas Instruments Inc., Tractor Supply Co., and US Bancorp.

Sales: Coach Inc., Corning Inc., CSX Corp., E*Trade Financial Corp., E. I. du Pont de Nemours and Co., Eli Lilly & Co., Equifax Inc., FedEx Corp., Flowserve Corp., General Electric Co., Genuine Parts Co., Hormel Foods Corp., Jm Smucker, Martin Marietta Materials Inc., Merck & Co., MetLife Inc., Molson Coors Brewing Co., Newell Brands Inc., PPG Industries Inc., Qualcomm Inc., Sherwin Williams Co., Sysco Corp., Twenty-First Century Fox Inc., US Bancorp., Vulcan Materials Co., and Yum! Brands Inc.

Our most profitable sale of a stock, on a percentage basis, was Corning Inc. with a 117.9% gain. Conversely, our worst performing stock, on a percentage basis was Equifax Inc. with a 23.8% loss.

TOP STOCK GAINERS (unaudited)

As of September 30, 2017, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

Stock Name	Unrealized Gain (%)	% of Fund's Net Assets
Brink's Co	276.6%	3.3%
Hewlett Packard Enterprise Co	192.0%	0.6%
HP Inc.	177.6%	0.8%
Cadence Design Systems Inc	172.7%	2.0%
FMC Corp	115.3%	2.0%
Cintas Corp	102.7%	1.7%
Microchip Technology Inc	95.9%	1.7%
Autodesk Inc	87.2%	1.7%
Atmos Energy Corp	64.9%	0.6%
Waste Connections Inc	59.8%	2.1%

VOLUMETRIC INDEX TABLE (unaudited)

The following table shows the change in value at period end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index.

*The Volumetric Index indicates the Fund’s total return after expenses were deducted and dividend distributions were reinvested.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

UPDATE AND OTHER NEWS

“No Fee” Roth and Traditional IRAs are available at Volumetric Fund.  You may be eligible to contribute $5,500 to your IRA or $6,500, if you are age 50 or over. Please check with your tax preparer before contributing. Also, you may be interested in transferring your 401(K) or other retirement accounts into Volumetric Fund.  As always, this may be a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distribution in December. The date of record is scheduled for December 27, 2017 with the ex-dividend/reinvestment date and payment date,   December 28, 2017.

The market and Volumetric Fund have continued to advance in October.  As of this writing, October 5, 2017, our NAV hit an all-time record high of $21.64.  Consequently, the NAV advanced an additional $0.19 since September 30, 2017 and is up 12.2% for the year.

Thank you for your trust and confidence. Please do not hesitate to call us, if you have any questions.

October 5, 2017

Sincerely,

Gabriel J. Gibs  Irene J. Zawitkowski  Jeffrey Gibs

Chairman

    CEO

    President

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin  53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania  19103

Board of Director

Gabriel J. Gibs, Chairman

Joseph Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chairman, Portfolio Co-Manager

Irene J. Zawitkowski

    CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of September 30, 2017, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending September 30, 2017. Transfers are recognized at the end of the reporting periods.

ITEM 2.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.

EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By

/s/    Irene Zawitkowski

                                        October 12, 2017

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       Irene Zawitkowski, CEO                                         Date

Date:

April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/    Irene Zawitkowski

                                        October 12, 2017

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       Irene Zawitkowski, CEO                                         Date

By

/s/    Jeffrey Gibs

                                  October 12, 2017

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       Jeffrey Gibs, President                                           Date